ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2025	7,863	1,425	9,288
Increases	4,085	93	4,178
Decreases (utilized)	(2,490)	(607)	(3,097)
Adjustments	13	159	172
As of June 30, 2025	9,471	1,070	10,541
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2024	8,087	2,567	10,654
Increases	4,565	103	4,668
Decreases (utilized)	(3,184)	(518)	(3,702)
Adjustments	423	408	831
As of June 30, 2024	9,891	2,560	12,451